SHARE OPTION PLAN - Summary of share option transactions (Details) - $ / shares	1 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Options
Options outstanding at beginning of year (in shares)		2,085,000	2,155,000	1,783,000
Granted (in shares)	465,000	465,000	440,000	440,000
Exercised (in shares)		(400,000)	(510,000)	0
Forfeited (in shares)		0	0	(68,000)
Options outstanding at end of year (in shares)		2,150,000	2,085,000	2,155,000
Exercisable at end of year (in shares)		1,245,000	1,206,667	1,265,000
Weighted average exercise price $
Options outstanding at beginning of year (in dollars per share)		$ 7.80	$ 7.91	$ 8.55
Granted (in dollars per share)	$ 8.39	8.39	12.02	10.34
Exercised (in dollars per share)		8.08	7.35	0
Forfeited (in dollars per share)		0	0	9.47
Options outstanding at end of year (in dollars per share)		6.96	7.80	7.91
Exercisable at end of year (in dollars per share)		$ 5.92	$ 6.76	$ 7.83